Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Noncurrent Financial Assets
Debt instruments at amortized cost	₱ 400	₱ 1,153
Other financial assets – net of current portion	3,099	2,915
Total	3,067	3,724
Noncurrent Financial Liabilities
Long-term debt (Notes 28 and 29)	241,075	205,195
Customers' deposits	2,270	2,371
Total	244,568	217,291
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	400	1,153
Other financial assets – net of current portion	3,099	2,915
Total	3,499	4,068
Noncurrent Financial Liabilities
Long-term debt (Notes 28 and 29)	241,075	205,195
Customers' deposits	2,270	2,371
Deferred credits and other noncurrent liabilities	398	1,683
Total	243,743	209,249
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	403	1,163
Other financial assets – net of current portion	2,664	2,561
Total	3,067	3,724
Noncurrent Financial Liabilities
Long-term debt (Notes 28 and 29)	242,545	213,908
Customers' deposits	1,619	1,821
Deferred credits and other noncurrent liabilities	404	1,562
Total	₱ 244,568	₱ 217,291